Concentrations (Details) - Schedule of Total Accounts Payable - USD ($)	12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022
Concentrations (Details) - Schedule of Total Accounts Payable [Line Items]
Total Accounts Payable	$ 665,192		$ 466,405
Total Accounts Payable Percentage	74.00%		59.00%
Suppliers A [Member]
Concentrations (Details) - Schedule of Total Accounts Payable [Line Items]
Total Accounts Payable	$ 273,032			[1]
Total Accounts Payable Percentage	30.00%			[1]
Suppliers B [Member]
Concentrations (Details) - Schedule of Total Accounts Payable [Line Items]
Total Accounts Payable	$ 178,180			[1]
Total Accounts Payable Percentage	20.00%			[1]
Suppliers C [Member]
Concentrations (Details) - Schedule of Total Accounts Payable [Line Items]
Total Accounts Payable	$ 123,355			[1]
Total Accounts Payable Percentage	14.00%			[1]
Suppliers D [Member]
Concentrations (Details) - Schedule of Total Accounts Payable [Line Items]
Total Accounts Payable		[1]	$ 191,645
Total Accounts Payable Percentage		[1]	24.00%
Suppliers E [Member]
Concentrations (Details) - Schedule of Total Accounts Payable [Line Items]
Total Accounts Payable		[1]	$ 159,767
Total Accounts Payable Percentage		[1]	20.00%
Suppliers F [Member]
Concentrations (Details) - Schedule of Total Accounts Payable [Line Items]
Total Accounts Payable		[1]	$ 114,993
Total Accounts Payable Percentage		[1]	15.00%
Suppliers G [Member]
Concentrations (Details) - Schedule of Total Accounts Payable [Line Items]
Total Accounts Payable	$ 90,625			[1]
Total Accounts Payable Percentage	10.00%			[1]

[1]	The percentage is below 10%